Condensed Financial Information of the Parent Company	6 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

17. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of its consolidated subsidiaries, VIE, and VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2021, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

PARENT COMPANY BALANCE SHEETS

	As of December 31,	As of June 30,
	2021	2021
ASSETS
Cash	$25,256,901	$4,260
Prepaid expenses and other current assets	1,207,417	679,266
Due from related party	71	-
TOTAL CURRENT ASSETS	26,464,389	683,526
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries	27,390,107	18,869,579
TOTAL ASSETS	53,854,496	19,553,105

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	$70,000	$-
Due to a related party	-	225,000
TOTAL CURRENT LIABILITIES	$70,000	$225,000
TOTAL LIABILITIES	70,000	225,000

SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.001 per share; 44,000,000 Class A ordinary shares authorized as of June 30, 2020 and 2021; 11,021,834 and 12,086,923 Class A ordinary shares issued and outstanding as of June 30, 2020 and 2021 respectively; 6,000,000 Class B ordinary shares authorized, 5,763,077 Class B ordinary shares issued and outstanding as of June 30 2020 and 2021 respectively) *	24,050	17,850
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	40,706,356	6,643,118
Retained earnings	12,186,391	11,739,756
Accumulated other comprehensive (loss) income	883,140	942,822
TOTAL SHAREHOLDERS’ EQUITY	53,784,496	19,328,105
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$53,714,496	$19,553,105

*	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Six Months Ended December 31,
	2021	2020

General and administrative expenses	$1,052,619	$234,000
Financial expenses	(43)	911
Loss from operation	1,052,576	234,911
Other income:
Share of income of subsidiaries, consolidated VIE and VIE’s subsidiaries	1,499,211	2,437,070

Income before income tax expense	446,635	2,202,159
Income tax expense		-
Net income	$446,635	$2,202,159
Other Comprehensive loss
Foreign currency translation (loss) income	(59,682)	1,147,991
Total comprehensive income	$386,953	$3,350,150

PARENT COMPANY STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

	Ordinary shares		Subscription	Additional paid-in	Retained	Accumulated other comprehensive	Total Shareholders’
	Shares*	Amount	receivable	capital	earnings	(loss) income	Equity

Balance as of June 30, 2019	13,425,911	$13,426	$(13,426)	$2,142,518	$5,036,393	$(141,346)	$7,037,565
Issuance of additional shares	3,359,000	3,359	(2,015)	3,671,227	-	-	3,672,571
Net income	-	-	-	-	2,435,821	-	2,435,821
Foreign currency translation adjustment	-	-	-	-	-	(226,235)	(226,235)
Balance as of June 30, 2020	16,784,911	$16,785	$(15,441)	$5,813,745	$7,472,214	$(367,581)	$12,919,722
Acquisition of Non-controlling interests	1,065,089	1,065	-	829,373	-	(25,354)	805,084
Net income for the period	-	-	-	-	4,267,542	-	4,267,542
Foreign currency translation adjustment	-	-	-	-	-	1,335,757	1,335,757
Balance as of June 30, 2021	17,850,000	$17,850	$(15,441)	$6,643,118	$11,739,756	$942,822	$19,328,105
Acquisition of Non-controlling interests	6,200,000	6,200	-	34,063,238	-	-	34,069,438
Net income for the period	-	-	-	-	446,635	-	446,635
Foreign currency translation adjustment	-	-	-	-	-	(59,682)	(59,682)
Balance as of December 31, 2021	24,050,000	$24,050	$(15,411)	$40,706,356	$12,186,391	$883,140	$53,784,496

*	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Six Months Ended December 31,
	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$(1,207,576)	(204,982)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	(7,081,000)	(600,000)
Net cash used in investing activities	(7,081,000)	(600,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution from shareholders	34,069,438	-
Payment for deferred offering costs	(528,221)	(247,681)
Net cash provided by (used in) financing activities	33,541,217	(247,681)

Effect of exchange rate changes		-

Net increase (decrease) in cash	25,252,641	(1,052,663)
Cash at beginning of period	4,260	1,139,229
Cash at end of period	$25,256,901	86,566